SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity

The United States Life Insurance Company in the City of New York (“US Life”) is amending the Prospectus for the purpose of adding the following information.

On May 1, 2014, the following variable portfolios were renamed as listed below:

Old Name	New Name
Franklin Income Securities Fund	Franklin Income VIP Fund
Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Founding Funds Allocation VIP Fund

MARKETLOCK FEATURES EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and May 31, 2010 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the “Extension”) depending on which MarketLock feature you elected at the time of purchase:

MarketLock Feature	Contract Purchase Dates
MarketLock Income Plus	May 4, 2009 - January 18, 2010
MarketLock For Life Plus	May 4, 2009 - January 18, 2010
MarketLock For Life	May 4, 2009 - May 31, 2010

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

For information on the MarketLock Feature you elected at purchase, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?

If you elect MarketLock Income Plus Extension, the fee for the living benefit will be increased by 0.10% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	1.10%	1.20%
Two	1.35%	1.45%

If you elect MarketLock For Life Plus Extension, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.95%	1.20%
Two	1.25%	1.45%

If you elect MarketLock For Life Extension, the fee for the living benefit will be increased by 0.25% as follows:

Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.70%	0.95%
Two	0.95%	1.20%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1	Up to 100% in one or more of the following: SunAmerica Dynamic Allocation Portfolio SunAmerica Dynamic Strategy Portfolio Cash Management Portfolio

Option 2

At least 50% and up to 100% in one or more of the following:

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Cash Management Portfolio

Up to 50% in one or more of the following Variable Portfolios:

American Funds Asset Allocation SAST

Asset Allocation

Balanced

Franklin Income VIP Fund

MFS Total Return

Option 3

25% SunAmerica Dynamic Allocation Portfolio and

25% SunAmerica Dynamic Strategy Portfolio and

50% in one of the following:

Polaris Portfolio Allocator Models*: Model 1, Model 2 or Model 3

*Please see the allocations for the currently available Polaris Portfolio Allocator Models below.

continued on the following page

Option 4

At least 50% and up to 100% in one or more of the following:

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

Cash Management Portfolio

Up to 50% in accordance with the requirements outline in the table below:

	Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
	A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	Corporate Bond Global Bond Government and Quality Bond Real Return Total Return Bond DCA Fixed Accounts 6-Month DCA 1-Year DCA 2-Year DCA (if available) Fixed Accounts 1-Year Fixed (if available)
	B. Equity Maximum	Minimum 0% Maximum 35%

Aggressive Growth

Alliance Growth

American Funds Asset Allocation SAST

American Funds Global Growth SAST

American Funds Growth SAST

American Funds Growth-Income SAST

Asset Allocation

Balanced

Blue Chip Growth

Capital Appreciation

Davis Venture Value

“Dogs” of Wall Street

Equity Opportunities

Foreign Value

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

Fundamental Growth

Global Equities

Growth

Growth-Income

High Yield Bond

International Diversified Equities

International Growth and Income

Invesco V.I. American Franchise Fund, Series II Shares

Invesco V.I. Comstock Fund, Series II Shares

Invesco V.I. Growth and Income Fund, Series II Shares

Lord Abbett Growth and Income

Marsico Focused Growth

MFS Massachusetts Investors Trust

MFS Total Return

Small & Mid Cap Value

Telecom Utility

	C. Limited Equity	Minimum 0% Maximum 5%	Capital Growth Emerging Markets Growth Opportunities Mid-Cap Growth Natural Resources Real Estate Small Company Value Technology

POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Polaris Portfolio Allocator Models listed below are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified below, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified below unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized. We reserve the right to modify, suspend or terminate the Polaris Portfolio Allocator program at any time.

	Polaris Portfolio Allocator Model 1 - 2014	Polaris Portfolio Allocator Model 2 - 2014	Polaris Portfolio Allocator Model 3 - 2014	Polaris Portfolio Allocator Model 4 - 2014
American Funds Global Growth SAST	3.0%	3.0%	4.0%	8.0%
American Funds Growth SAST	2.0%	2.0%	2.0%	3.0%
American Funds Growth-Income SAST	1.0%	1.0%	1.0%	5.0%
Blue Chip Growth	4.0%	4.0%	5.0%	8.0%
Capital Appreciation	2.0%	3.0%	4.0%	5.0%
Corporate Bond	9.0%	8.0%	7.0%	1.0%
Davis Venture Value	4.0%	4.0%	4.0%	6.0%
“Dogs” of Wall Street	3.0%	3.0%	3.0%	4.0%
Emerging Markets	0.0%	1.0%	2.0%	2.0%
Equity Opportunities	2.0%	3.0%	4.0%	6.0%
Foreign Value	2.0%	3.0%	3.0%	3.0%
Global Bond	4.0%	4.0%	2.0%	2.0%
Government and Quality Bond	10.0%	9.0%	7.0%	2.0%
Growth-Income	5.0%	6.0%	7.0%	8.0%
High-Yield Bond	4.0%	3.0%	1.0%	0.0%
Invesco V.I. Comstock Fund	5.0%	6.0%	8.0%	8.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%	8.0%
Marsico Focused Growth	1.0%	2.0%	3.0%	4.0%
MFS Massachusetts Investors Trust	8.0%	8.0%	8.0%	8.0%
Real Estate	0.0%	0.0%	0.0%	1.0%
Real Return	9.0%	5.0%	3.0%	0.0%
Small & Mid Cap Value	2.0%	2.0%	2.0%	2.0%
Small Company Value	0.0%	2.0%	2.0%	1.0%
Total Return Bond	14.0%	11.0%	10.0%	5.0%

Total	100.0%	100.0%	100.0%	100.0%

Dated: May 1, 2014

Please keep this Supplement with your Prospectus